PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 7 – Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	June 30, 2018	June 30, 2017
Security deposit	$55,156	$54,830
Prepaid expenses and advances	65,769	32,471
Others	6,955	7,138
Total	$127,880	$94,439